COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTRACTUAL OBLIGATIONS
9. COMMITMENTS AND CONTRACTUAL OBLIGATIONS
The Company had no significant commitments or contractual obligations with any parties respecting executive compensation, consulting arrangements, or other matters other than disclosed below. Management services provided are on a month-to-month basis.

The Company has entered into leases for the provision of facility space until August 31, 2017, and continued on a month-to-month basis. The Company's future minimum lease payments for the premise leases are as follows:
Fiscal year ending December 31, 2015	$ 65,678 (CDN$64,500 and CNY¥62,565)
Fiscal year ending December 31, 2016	59,478 (CDN$69,000)
Fiscal year ending December 31, 2017	41,376 (CDN$48,000)
Total	$ 166,532 (CDN$181,500 and CNY¥62,565)